Subsequent events (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2021
Subsequent Event [Line Items]
Redemption of debt		$ 11,560,015,000	$ 6,504,830,000	$ 4,360,520,000
Subsequent Event | Senior Notes due 2026 | Senior Notes
Subsequent Event [Line Items]
Aggregate principal amount					$ 1,000,000,000.0
Stated interest rate					1.75%
Subsequent Event | Senior Notes due 2021 | Senior Notes
Subsequent Event [Line Items]
Stated interest rate	4.50%
Redemption of debt	$ 544,000,000.0